PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 11,074,181	$ 10,102,926
Less: accumulated depreciation	(4,597,893)	(4,533,745)
Property, plant and equipment before construction in progress	6,476,288	5,569,181
Construction in progress ("CIP")	119,416	711,231
Property, plant and equipment, net	6,595,704	6,280,412
Buildings
Property, Plant and Equipment
Property, plant and equipment, at cost	5,211,781	5,188,568
Machinery
Property, Plant and Equipment
Property, plant and equipment, at cost	5,080,964	4,040,773
Furniture, fixtures, and equipment
Property, Plant and Equipment
Property, plant and equipment, at cost	545,881	639,356
Motor vehicles
Property, Plant and Equipment
Property, plant and equipment, at cost	$ 235,555	$ 234,229